Inventories	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories

	December 31, 2013	December 31, 2012
Spare tires	$5,907	$5,195
Job materials	—	1,072
Manufacturing raw materials	—	2,609
Finished goods	—	1,962
	$5,907	$10,838